UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments One Freedom Valley Drive Oaks, PA 19456

(Address of principal executive offices)

c/o CT Corporation 155 Federal Street Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2013

Date of reporting period: September 30, 2012

Item 1.	Reports to Stockholders.

September 30, 2012

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 97.9%

Fixed Income Funds — 47.9%
SEI Daily Income Trust Short-Duration Government Fund, Class A	474,045	$5,091
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	679,248	6,365
SEI Institutional Managed Trust High Yield Bond Fund, Class A	224,399	1,703
SEI Institutional Managed Trust Real Return Fund, Class A	397,380	4,240
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	313,390	3,397

Total Fixed Income Funds (Cost $19,915) ($ Thousands)		20,796

Multi-Asset Funds — 29.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	836,303	8,472
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	205,099	2,123
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	210,320	2,124

Total Multi-Asset Funds (Cost $12,564) ($ Thousands)		12,719

Equity Funds — 5.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A*	129,533	1,270
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	90,988	1,270

Total Equity Funds (Cost $2,028) ($ Thousands)		2,540

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 14.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	6,449,096	$6,449

Total Money Market Fund (Cost $6,449) ($ Thousands)		6,449

Total Investments — 97.9% (Cost $40,956) ($ Thousands)		$42,504

Percentages are based on Net Assets of $43,427 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Allocation Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 59.9%
SEI Institutional Managed Trust Real Estate Fund, Class A	137,602	$2,060
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	295,285	4,122

Total Equity Funds (Cost $4,269) ($ Thousands)		6,182

Fixed Income Fund — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	543,405	4,125

Total Fixed Income Fund (Cost $3,665) ($ Thousands)		4,125

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	24,448	24

Total Money Market Fund (Cost $24) ($ Thousands)		24

Total Investments — 100.1% (Cost $7,958) ($ Thousands)		$10,331

Percentages are based on Net Assets of $10,325 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 48.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	226,520	$2,433
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	1,817,669	17,032
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,284,482	9,723
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,127,003	8,554
SEI Institutional Managed Trust Real Return Fund, Class A	797,384	8,508
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,123,414	12,178

Total Fixed Income Funds (Cost $55,888) ($ Thousands)		58,428

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	1,797,991	18,214
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	823,106	8,519
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	964,638	9,743

Total Multi-Asset Funds (Cost $35,845) ($ Thousands)		36,476

Equity Funds — 17.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A*	1,113,945	10,917
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	695,530	9,709

Total Equity Funds (Cost $16,147) ($ Thousands)		20,626

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 5.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	6,173,114	$6,173

Total Money Market Fund (Cost $6,173) ($ Thousands)		6,173

Total Investments — 100.2% (Cost $114,053) ($ Thousands)		$121,703

Percentages are based on Net Assets of $121,457 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Allocation Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Class A	462,071	$6,917
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,014,107	14,157

Total Equity Funds (Cost $14,614) ($ Thousands)		21,074

Fixed Income Fund — 32.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,366,560	10,372

Total Fixed Income Fund (Cost $7,813) ($ Thousands)		10,372

Money Market Fund (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	109,791	110

Total Money Market Fund (Cost $110) ($ Thousands)		110

Total Investments — 100.1% (Cost $22,537) ($ Thousands)		$31,556

Percentages are based on Net Assets of $31,512 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 40.8%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,352,783	$22,045
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	942,668	11,378
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,501,792	11,368
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,387,463	25,711
SEI Institutional Managed Trust Real Return Fund, Class A	1,598,205	17,053
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,626,715	28,474

Total Fixed Income Funds (Cost $108,345) ($ Thousands)		116,029

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,701,648	28,394
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	2,802,904	28,394
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	2,819,589	28,478

Total Multi-Asset Funds (Cost $83,285) ($ Thousands)		85,266

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A*	4,341,348	42,545
SEI Institutional Managed Trust Large Cap Fund, Class A	932,591	11,331
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,033,001	28,381

Total Equity Funds (Cost $67,210) ($ Thousands)		82,257

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	662,978	$663

Total Money Market Fund (Cost $663) ($ Thousands)		663

Total Investments — 100.0% (Cost $259,503) ($ Thousands)		$284,215

Percentages are based on Net Assets of $284,093 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Allocation Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.0%

Equity Funds — 81.1%
SEI Institutional International Trust International Equity Fund, Class A	731,021	$5,987
SEI Institutional Managed Trust Real Estate Fund, Class A	402,561	6,027
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	866,950	12,033
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,207,659	30,819

Total Equity Funds (Cost $41,158) ($ Thousands)		54,866

Fixed Income Fund — 17.7%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,577,394	11,972

Total Fixed Income Fund (Cost $10,567) ($ Thousands)		11,972

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	166,795	167

Total Money Market Fund (Cost $167) ($ Thousands)		167

Total Investments — 99.0% (Cost $51,892) ($ Thousands)		$67,005

Percentages are based on Net Assets of $67,679 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.6%

Equity Funds — 66.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,796,942	$18,419
SEI Institutional International Trust International Equity Fund, Class A	5,922,896	48,508
SEI Institutional Managed Trust Large Cap Fund, Class A	9,531,866	115,812
SEI Institutional Managed Trust Small Cap Fund, Class A	1,717,784	18,243

Total Equity Funds (Cost $173,900) ($ Thousands)		200,982

Multi-Asset Fund — 20.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	5,813,240	61,097

Total Multi-Asset Fund (Cost $58,305) ($ Thousands)		61,097

Fixed Income Funds — 13.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,774,817	21,422
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,733,003	20,744

Total Fixed Income Funds (Cost $30,969) ($ Thousands)		42,166

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	211,278	211

Total Money Market Fund (Cost $211) ($ Thousands)		211

Total Investments — 100.6% (Cost $263,385) ($ Thousands)		$304,456

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
10/31/12	BBH	EUR	9,868	USD	12,695	$(2)

For the period ended September 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $302,639 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

EUR	— Euro

USD	— U.S. Dollar

The following is a list of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$304,245	$—	$—	$304,245
Money Market Fund	211	—	—	211

Total Investments in Securities	$304,456	$—	$—	$304,456

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*	$—	$(2)	$—	$(2)

Total Other Financial Instruments	$—	$(2)	$—	$(2)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Aggressive Strategy Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	80,540	$826
SEI Institutional International Trust International Equity Fund, Class A	796,445	6,523
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,652,899	22,942
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	432,146	5,730

Total Equity Funds (Cost $22,242) ($ Thousands)		36,021

Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	136,370	1,646
SEI Institutional Managed Trust High Yield Bond Fund, Class A	422,029	3,203

Total Fixed Income Funds (Cost $3,579) ($ Thousands)		4,849

Money Market Fund (A) — 0.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	150,623	151

Total Money Market Fund (Cost $151) ($ Thousands)		151

Total Investments — 100.1% (Cost $25,972) ($ Thousands)		$41,021

Percentages are based on Net Assets of $40,969 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 37.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	421,059	$5,082
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,121,068	8,509
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,701,563	18,445

Total Fixed Income Funds (Cost $29,163) ($ Thousands)		32,036

Equity Funds — 31.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	249,274	2,555
SEI Institutional International Trust International Equity Fund, Class A	819,784	6,714
SEI Institutional Managed Trust Large Cap Fund, Class A	1,249,878	15,186
SEI Institutional Managed Trust Small Cap Fund, Class A	237,763	2,525

Total Equity Funds (Cost $23,154) ($ Thousands)		26,980

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	1,609,243	16,913
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	839,328	8,477

Total Multi-Asset Funds (Cost $24,469) ($ Thousands)		25,390

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	147,898	148

Total Money Market Fund (Cost $148) ($ Thousands)		148

Total Investments — 100.0% (Cost $76,934) ($ Thousands)		$84,554

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/31/12	BBH	EUR	1,443	USD	1,857	$—

For the period ended September 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $84,565 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

EUR	— Euro

USD	— U.S. Dollar

The following is a list of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$84,406	$—	$—	$84,406
Money Market Fund	148	—	—	148

Total Investments in Securities	$84,554	$—	$—	$84,554

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*	$—	$—	$—	$—

Total Other Financial Instruments	$—	$—	$—	$—

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Allocation Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	32,404	$332
SEI Institutional International Trust International Equity Fund, Class A	320,433	2,624
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	665,014	9,230
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	173,866	2,306

Total Equity Funds (Cost $9,517) ($ Thousands)		14,492

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	54,866	662
SEI Institutional Managed Trust High Yield Bond Fund, Class A	169,795	1,289

Total Fixed Income Funds (Cost $1,464) ($ Thousands)		1,951

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	40,984	41

Total Money Market Fund (Cost $41) ($ Thousands)		41

Total Investments — 100.2% (Cost $11,022) ($ Thousands)		$16,484

Percentages are based on Net Assets of $16,457 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 43.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,475,725	$15,126
SEI Institutional International Trust International Equity Fund, Class A	5,016,092	41,082
SEI Institutional Managed Trust Large Cap Fund, Class A	7,724,927	93,858
SEI Institutional Managed Trust Small Cap Fund, Class A	1,410,703	14,981

Total Equity Funds (Cost $141,087) ($ Thousands)		165,047

Multi-Asset Funds — 30.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	7,161,097	75,263
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	3,736,820	37,742

Total Multi-Asset Funds (Cost $108,921) ($ Thousands)		113,005

Fixed Income Funds — 25.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,186,326	26,389
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,493,485	26,516
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	4,091,154	44,348

Total Fixed Income Funds (Cost $83,781) ($ Thousands)		97,253

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	815,924	816

Total Money Market Fund (Cost $816) ($ Thousands)		816

Total Investments — 100.1% (Cost $334,605) ($ Thousands)		$376,121

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
10/31/12	BBH	EUR	9,552	USD	12,288	$(2)

For the period ended September 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $375,851 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

EUR	— Euro

USD	— U.S. Dollar

The following is a list of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$375,305	$—	$—	$375,305
Money Market Fund	816	—	—	816

Total Investments in Securities	$376,121	$—	$—	$376,121

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*	$—	$(2)	$—	$(2)

Total Other Financial Instruments	$—	$(2)	$—	$(2)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	11

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Allocation Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	176,213	$1,806
SEI Institutional International Trust International Equity Fund, Class A	1,742,537	14,272
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,616,372	50,195
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	945,491	12,537

Total Equity Funds (Cost $51,893) ($ Thousands)		78,810

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	298,364	3,601
SEI Institutional Managed Trust High Yield Bond Fund, Class A	923,340	7,008

Total Fixed Income Funds (Cost $7,737) ($ Thousands)		10,609

Money Market Fund (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	312,761	313

Total Money Market Fund (Cost $313) ($ Thousands)		313

Total Investments — 100.1% (Cost $59,943) ($ Thousands)		$89,732

Percentages are based on Net Assets of $89,631 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

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Statements of Assets and Liabilities ($ Thousands)

September 30, 2012 (Unaudited)

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$42,504		$10,331		$121,703
Receivable for fund shares sold	1,156		1		7
Income distribution receivable from affiliated funds	29		22		122
Receivable from administrator	2		1		6
Receivable for investment securities sold	—		8		42
Prepaid expenses	6		2		22
Total Assets	43,697		10,365		121,902
LIABILITIES:
Payable for fund shares redeemed	139		7		136
Payable for investment securities purchased	118		29		260
Investment advisory fees payable	3		1		10
Distribution fees payable	—		—		2
Administrative servicing fees payable	—		—		1
Shareholder servicing fees payable	—		—		—
Trustees’ fees payable	—		—		1
Accrued expenses	10		3		35
Total Liabilities	270		40		445
Net Assets	$43,427		$10,325		$121,457
†Cost of investments in affiliated funds	40,956		7,958		114,053
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$47,247		$11,718		$139,536
Undistributed net investment income	87		67		338
Accumulated net realized loss on investments	(5,455)		(3,833)		(26,067)
Net unrealized appreciation on investments	1,548		2,373		7,650
Net Assets	$43,427		$10,325		$121,457
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9 .77		$12 .16		$10 .08
	($37,078,485 ÷ 3,793,560 shares	)	($10,324,631 ÷ 849,001 shares	)	($116,711,479 ÷ 11,574,526 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10 .07
					($1,480,072 ÷ 146,991 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9 .62		N/A		$10 .23
	($6,348,198 ÷ 659,752 shares	)			($3,265,419 ÷ 319,295 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$31,556		$284,215		$ 67,005
2		626		721
53		202		62
2		13		4
8		282		86
5		48		12
31,626		285,386		67,890

10		748		38
93		437		148
3		23		6
—		2		—
—		2		—
—		1		—
—		3		1
8		77		18
114		1,293		211
$31,512		$284,093		$ 67,679
22,537		259,503		51,892

$31,499		$343,952		$ 71,059
164		528		181
(9,170)		(85,099)		(18,674)
9,019		24,712		15,113
$31,512		$284,093		$ 67,679
$11.73		$10.92		$14.88
($31,512,309 ÷ 2,685,411 shares	)	($269,873,596 ÷ 24,714,526 shares	)	($67,678,785 ÷ 4,549,077 shares	)
N/A		$10.90		N/A
		($1,503,608 ÷ 137,901 shares	)
N/A		$11.17		N/A
		($12,715,627 ÷ 1,138,481 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	15

Statements of Assets and Liabilities ($ Thousands)

September 30, 2012 (Unaudited)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$304,456		$41,021		$84,554
Receivable for investment securities sold	744		6		168
Receivable for fund shares sold	137		5		31
Income distribution receivable from affiliated funds	102		16		79
Receivable from administrator	14		2		4
Prepaid expenses	53		8		14
Total Assets	305,506		41,058		84,850
LIABILITIES:
Payable for fund shares redeemed	2,240		2		43
Payable for investment securities purchased	295		71		184
Payable to custodian	194		—		28
Investment advisory fees payable	24		3		7
Distribution fees payable	13		—		—
Administrative servicing fees payable	9		—		—
Shareholder servicing fees payable	1		—		—
Trustees’ fees payable	3		1		1
Chief Compliance Officers fees payable	1		—		—
Unrealized loss on forward foreign currency contracts	2		—		—
Accrued expenses	85		12		22
Total Liabilities	2,867		89		285
Net Assets	$302,639		$40,969		$84,565
†Cost of investments in affiliated funds	263,385		25,972		76,934
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$440,360		$47,550		$90,876
Undistributed net investment income	174		38		215
Accumulated net realized loss on investments and forward foreign currency contracts	(178,964)		(21,668)		(14,146)
Net unrealized appreciation on investments	41,071		15,049		7,620
Net unrealized depreciation on forward foreign currency contracts	(2)		—		—
Net Assets	$302,639		$40,969		$84,565
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.00		$13.27		$10.67
	($241,113,757 ÷ 21,925,123 shares	)	($40,969,430 ÷ 3,086,973 shares	)	($84,226,443 ÷ 7,890,385 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$10.98		N/A		N/A
	($12,356,169 ÷ 1,125,185 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$10.75		N/A		$11.10
	($49,168,965 ÷ 4,575,984 shares	)			($338,803 ÷ 30,526 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$16,484		$376,121		$ 89,732
15		757		21
3		33		37
6		237		36
1		20		4
3		73		15
16,512		377,241		89,845

27		158		36
22		869		145
—		188		—
1		33		7
—		8		—
—		7		—
—		1		—
—		5		1
—		1		—
—		2		—
5		118		25
55		1,390		214
$16,457		$375,851		$ 89,631
11,022		334,605		59,943

$16,562		$522,884		$103,247
15		592		80
(5,582)		(189,139)		(43,485)
5,462		41,516		29,789
—		(2)		—
$16,457		$375,851		$ 89,631
$12.04		$10.83		$14.50
($16,457,299 ÷ 1,366,534 shares	)	($346,685,369 ÷ 32,013,305 shares	)	($89,631,235 ÷ 6,180,355 shares	)
N/A		$10.82		N/A
		($6,801,084 ÷ 628,833 shares	)
N/A		$10.68		N/A
		($22,364,466 ÷ 2,093,839 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	17

Statements of Operations ($ Thousands)

For the six months ended September 30, 2012 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$222	$162	$966
Expenses:
Administration Fees	34	10	124
Investment Advisory Fees	17	5	62
Trustees’ Fees	2	1	9
Administrative Servicing Fees — Class I	1	—	6
Distribution Fees — Class D	—	—	6
Shareholder Servicing Fees — Class D	—	—	2
Chief Compliance Officer Fees	—	—	—
Registration Fees	4	1	14
Printing Fees	3	1	13
Professional Fees	3	1	10
Custodian/Wire Agent Fees	—	—	2
Other Expenses	1	—	2
Total Expenses	65	19	250
Less:
Administration Fees Waived	(34)	(10)	(124)
Reimbursement from Administrator	(11)	(3)	(41)
Waiver of Shareholder Servicing Fees — Class D	—	—	(1)
Net Expenses	20	6	84
Net Investment Income	202	156	882
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Sales of Affiliated Funds	276	(70)	2,095
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	162	436	496
Net Realized and Unrealized Gain from Affiliated Funds	438	366	2,591
Net Increase in Net Assets Resulting from Operations	$640	$522	$3,473

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$402	$2,133	$593

30	274	69
15	137	35
2	20	5
—	10	—
—	6	—
—	2	—
—	1	—
3	32	7
3	28	7
2	21	5
—	4	1
1	5	1
56	540	130

(30)	(274)	(69)
(9)	(90)	(22)
—	(2)	—
17	174	39
385	1,959	554

16	8,233	710
1,119	(403)	1,120
1,135	7,830	1,830
$1,520	$9,789	$2,384

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	19

Statements of Operations ($ Thousands)

For the six months ended September 30, 2012 (Unaudited)

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$1,413	$193	$756
Expenses:
Administration Fees	293	42	83
Investment Advisory Fees	146	21	41
Administrative Servicing Fees — Class I	52	—	—
Distribution Fees — Class D	46	—	—
Trustees’ Fees	22	3	6
Shareholder Servicing Fees — Class D	15	—	—
Chief Compliance Officer Fees	1	—	—
Registration Fees	37	6	9
Printing Fees	30	4	9
Professional Fees	23	3	6
Custodian/Wire Agent Fees	4	1	1
Other Expenses	6	1	2
Total Expenses	675	81	157
Less:
Administration Fees Waived	(293)	(42)	(83)
Reimbursement from Administrator	(99)	(15)	(27)
Waiver of Shareholder Servicing Fees — Class D	(15)	—	—
Net Expenses	268	24	47
Net Investment Income	1,145	169	709
Net Realized and Unrealized Gain (Loss) from Affiliated Funds and Foreign Currency
Net Realized Gain from Sales of Affiliated Funds	13,586	1,627	2,683
Net Realized Loss on Foreign Currency Transactions	(194)	—	(28)
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(10,151)	(1,430)	(572)
Net Change in Unrealized Depreciation on Foreign Currency Transactions	(2)	—	—
Net Realized and Unrealized Gain from Affiliated Funds and Foreign Currency	3,239	197	2,083
Net Increase in Net Assets Resulting from Operations	$4,384	$366	$2,792

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$72	$2,902	$398

16	408	87
8	204	43
—	43	—
—	26	—
1	31	6
—	9	—
—	1	—
2	51	10
2	42	9
1	32	7
—	5	1
—	7	2
30	859	165

(16)	(408)	(87)
(5)	(137)	(28)
—	(9)	—
9	305	50
63	2,597	348

99	23,646	600
—	(188)	—
45	(16,333)	21
—	(2)	—
144	7,123	621
$207	$9,720	$969

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	21

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2012 (Unaudited) and the year ended March 31, 2012

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/12 - 9/30/12	4/01/11 - 3/31/12	4/01/12 - 9/30/12	4/01/11 - 3/31/12
Operations:
Net Investment Income	$202	$459	$156	$325
Net Realized Gain (Loss) from Affiliated Funds	276	143	(70)	115
Capital Gain Distributions Received from Affiliated Funds	—	139	—	16
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	162	200	436	364
Net Increase in Net Assets Resulting from Operations	640	941	522	820
Dividends and Distributions From:
Net Investment Income:
Class A	(119)	(573)	(92)	(340)
Class D	N/A	N/A	N/A	N/A
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(119)	(573)	(92)	(340)
Capital Share Transactions(1) :
Class A
Proceeds from Shares Issued	10,535	14,003	1,375	3,747
Reinvestment of Dividends & Distributions	113	543	88	321
Cost of Shares Redeemed	(8,316)	(14,449)	(2,039)	(3,792)
Increase (Decrease) in Net Assets Derived from Class A Transactions	2,332	97	(576)	276
Class D
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Decrease in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	6,462	19	N/A	N/A
Reinvestment of Dividends & Distributions	—	—	N/A	N/A
Cost of Shares Redeemed	(152)	(1)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	6,310	18	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	8,642	115	(576)	276
Net Increase (Decrease) in Net Assets	9,163	483	(146)	756
Net Assets:
Beginning of Period	34,264	33,781	10,471	9,715
End of Period	$43,427	$34,264	$10,325	$10,471
Undistributed Net Investment Income Included in Net Assets at End of Period	$87	$4	$67	$3

(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/12 - 9/30/12	4/01/11 - 3/31/12	4/01/12 - 9/30/12	4/01/11 - 3/31/12	4/01/12 - 9/30/12	4/01/11 - 3/31/12	4/01/12 - 9/30/12	4/01/11 - 3/31/12

$882	$2,264	$385	$735	$1,959	$6,147	$554	$1,360
2,095	637	16	235	8,233	1,910	710	729
—	797	—	37	—	2,697	—	46
496	1,303	1,119	1,213	(403)	5,062	1,120	1,839
3,473	5,001	1,520	2,220	9,789	15,816	2,384	3,974

(536)	(2,641)	(227)	(770)	(1,421)	(7,381)	(380)	(1,404)
(3)	(23)	N/A	N/A	(5)	(26)	N/A	N/A
(18)	(100)	N/A	N/A	(39)	(168)	N/A	N/A
(557)	(2,764)	(227)	(770)	(1,465)	(7,575)	(380)	(1,404)

14,170	45,717	4,262	6,692	27,518	53,592	12,502	29,919
511	2,508	200	676	1,351	7,024	354	1,295
(18,110)	(53,650)	(2,560)	(4,788)	(37,945)	(84,387)	(18,753)	(26,797)
(3,429)	(5,425)	1,902	2,580	(9,076)	(23,771)	(5,897)	4,417

219	2,398	N/A	N/A	79	793	N/A	N/A
3	21	N/A	N/A	5	22	N/A	N/A
(224)	(2,953)	N/A	N/A	(135)	(1,024)	N/A	N/A
(2)	(534)	N/A	N/A	(51)	(209)	N/A	N/A

967	2,041	N/A	N/A	6,941	3,871	N/A	N/A
18	100	N/A	N/A	39	168	N/A	N/A
(2,895)	(2,646)	N/A	N/A	(1,806)	(3,240)	N/A	N/A
(1,910)	(505)	N/A	N/A	5,174	799	N/A	N/A
(5,341)	(6,464)	1,902	2,580	(3,953)	(23,181)	(5,897)	4,417
(2,425)	(4,227)	3,195	4,030	4,371	(14,940)	(3,893)	6,987

123,882	128,109	28,317	24,287	279,722	294,662	71,572	64,585
$121,457	$123,882	$31,512	$28,317	$284,093	$279,722	$67,679	$71,572
$338	$13	$164	$6	$528	$34	$181	$7

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	23

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2012 (Unaudited) and the year ended March 31, 2012

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/12 - 9/30/12	4/01/11 - 3/31/12	4/01/12 -9/30/12	4/01/11 - 3/31/12
Operations:
Net Investment Income	$1,145	$5,880	$169	$728
Net Realized Gain (Loss) from Affiliated Funds	13,586	1,338	1,627	2,189
Net Realized Loss on Foreign Currency Transactions	(194)	—	—	—
Capital Gain Distributions Received from Affiliated Funds	—	15,211	—	16
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(10,151)	(11,953)	(1,430)	(2,502)
Net Change in Unrealized Depreciation on Foreign Currency Translation	(2)	—	—	—
Net Increase in Net Assets Resulting from Operations	4,384	10,476	366	431
Dividends and Distributions From:
Net Investment Income:
Class A	(850)	(7,729)	(133)	(744)
Class D	(17)	(257)	N/A	N/A
Class I	(116)	(1,302)	N/A	N/A
Total Dividends and Distributions	(983)	(9,288)	(133)	(744)
Capital Share Transactions(1) :
Class A
Proceeds from Shares Issued	31,117	51,329	1,892	6,011
Reinvestment of Dividends & Distributions	822	7,392	129	724
Cost of Shares Redeemed	(57,755)	(121,612)	(6,985)	(20,244)
Decrease in Net Assets Derived from Class A Transactions	(25,816)	(62,891)	(4,964)	(13,509)
Class D
Proceeds from Shares Issued	999	2,629	N/A	N/A
Reinvestment of Dividends & Distributions	17	240	N/A	N/A
Cost of Shares Redeemed	(2,297)	(6,400)	N/A	N/A
Decrease in Net Assets Derived from Class D Transactions	(1,281)	(3,531)	N/A	N/A
Class I
Proceeds from Shares Issued	13,239	10,620	N/A	N/A
Reinvestment of Dividends & Distributions	115	1,287	N/A	N/A
Cost of Shares Redeemed	(12,023)	(19,685)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	1,331	(7,778)	N/A	N/A
Decrease in Net Assets Derived From Capital Share Transactions	(25,766)	(74,200)	(4,964)	(13,509)
Net Increase (Decrease) in Net Assets	(22,365)	(73,012)	(4,731)	(13,822)
Net Assets:
Beginning of Period	325,004	398,016	45,700	59,522
End of Period	$302,639	$325,004	$40,969	$45,700
Undistributed Net Investment Income Included in Net Assets at End of Period	$174	$12	$38	$2
(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/12 - 9/30/12	4/01/11 - 3/31/12	4/01/12 - 9/30/12	4/01/11 - 3/31/12	4/01/12 - 9/30/12	4/01/11 - 3/31/12	4/01/12 - 9/30/12	4/01/11 - 3/31/12

$709	$2,009	$63	$231	$2,597	$9,733	$348	$1,320
2,683	(401)	99	715	23,646	(244)	600	1,906
(28)	—	—	—	(188)	—	—	—
—	2,665	—	5	—	17,708	—	30
(572)	245	45	(313)	(16,333)	(8,299)	21	259
—	—	—	—	(2)	—	—	—
2,792	4,518	207	638	9,720	18,898	969	3,515

(504)	(2,975)	(49)	(236)	(1,877)	(13,311)	(271)	(1,350)
N/A	N/A	N/A	N/A	(22)	(177)	N/A	N/A
(2)	(10)	N/A	N/A	(148)	(1,187)	N/A	N/A
(506)	(2,985)	(49)	(236)	(2,047)	(14,675)	(271)	(1,350)

9,628	17,994	1,961	3,519	30,156	68,907	4,831	13,170
466	2,774	48	232	1,825	12,941	260	1,292
(10,557)	(23,338)	(2,328)	(5,723)	(84,138)	(147,352)	(8,192)	(20,009)
(463)	(2,570)	(319)	(1,972)	(52,157)	(65,504)	(3,101)	(5,547)

N/A	N/A	N/A	N/A	284	1,924	N/A	N/A
N/A	N/A	N/A	N/A	20	160	N/A	N/A
N/A	N/A	N/A	N/A	(820)	(6,702)	N/A	N/A
N/A	N/A	N/A	N/A	(516)	(4,618)	N/A	N/A

35	96	N/A	N/A	4,419	9,863	N/A	N/A
2	10	N/A	N/A	148	1,186	N/A	N/A
(2)	(137)	N/A	N/A	(21,622)	(15,520)	N/A	N/A
35	(31)	N/A	N/A	(17,055)	(4,471)	N/A	N/A
(428)	(2,601)	(319)	(1,972)	(69,728)	(74,593)	(3,101)	(5,547)
1,858	(1,068)	(161)	(1,570)	(62,055)	(70,370)	(2,403)	(3,382)

82,707	83,775	16,618	18,188	437,906	508,276	92,034	95,416
$84,565	$82,707	$16,457	$16,618	$375,851	$437,906	$89,631	$92,034
$215	$12	$15	$1	$592	$42	$80	$3

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	25

Financial Highlights

For the six months ended September 30, 2012 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class A
2012@	$9.62	$0.06	$0.12	$0.18	$(0.03)	$—	$(0.03)	$9.77	1.92%		$37,079	0.12%	0.38%	1.19%	47%
2012	9.52	0.13	0.13	0.26	(0.16)	—	(0.16)	9.62	2.77		34,240	0.12	0.38	1.36	48
2011	9.39	0.12	0.19	0.31	(0.18)	—	(0.18)	9.52	3.35		33,776	0.11	0.37	1.32	73
2010	9.01	0.09	0.39	0.48	(0.10)	—	(0.10)	9.39	5.40		42,902	0.10	0.35	1.03	108
2009	9.68	0.25	(0.66)	(0.41)	(0.26)	—	(0.26)	9.01	(4.30)		49,707	0.10	0.35	2.69	64
2008	10.90	0.45	(1.04)	(0.59)	(0.51)	(0.12)	(0.63)	9.68	(5.63)		51,283	0.10	0.34	4.25	40
Class I
2012@	$9.48	$0.05	$0.12	$0.17	$(0.03)	$—	$(0.03)	$9.62	1.78%		$6,348	0.37%	0.63%	1.09%	47%
2012	9.38	0.11	0.13	0.24	(0.14)	—	(0.14)	9.48	2.58		24	0.37	0.63	1.13	48
2011	9.35	0.01	0.20	0.21	(0.18)	—	(0.18)	9.38	2.27		5	0.36	0.70	3.15	73
2010	9.04	0.03	0.38	0.41	(0.10)	—	(0.10)	9.35	4.60	(1)	—	0.10 ††	0.35	0.29	108
2009	9.68	0.25	(0.63)	(0.38)	(0.26)	—	(0.26)	9.04	(3.98	)(1)(2)	—	0.10 ††	0.35	2.66	64
2008	10.96	0.39	(1.04)	(0.65)	(0.51)	(0.12)	(0.63)	9.68	(6.22	)(1)	—	0.10 ††	0.34	3.68	40
Defensive Strategy Allocation Fund
Class A
2012@	$11.66	$0.18	$0.43	$0.61	$(0.11)	$—	$(0.11)	$12.16	5.22%		$10,325	0.12%	0.38%	2.98%	23%
2012	11.14	0.38	0.53	0.91	(0.39)	—	(0.39)	11.66	8.46		10,471	0.12	0.38	3.42	72
2011	9.84	0.42	1.34	1.76	(0.46)	—	(0.46)	11.14	18.38		9,715	0.11	0.37	4.14	72
2010	6.42	0.37	3.45	3.82	(0.40)	—	(0.40)	9.84	60.22		9,691	0.10	0.36	4.43	100
2009	11.48	0.50	(4.64)	(4.14)	(0.64)	(0.28)	(0.92)	6.42	(37.14)		8,559	0.10	0.35	5.16	143
2008	13.55	0.51	(1.48)	(0.97)	(0.72)	(0.38)	(1.10)	11.48	(7.61)		17,127	0.10	0.34	3.95	37
Conservative Strategy Fund
Class A
2012@	$9.85	$0.07	$0.21	$0.28	$(0.05)	$—	$(0.05)	$10.08	2.81%		$116,712	0.12%	0.38%	1.44%	46%
2012	9.68	0.18	0.21	0.39	(0.22)	—	(0.22)	9.85	4.10		117,365	0.12	0.38	1.84	61
2011	9.38	0.19	0.36	0.55	(0.25)	—	(0.25)	9.68	5.89		120,659	0.11	0.37	1.95	110
2010	8.13	0.22	1.26	1.48	(0.23)	—	(0.23)	9.38	18.35		108,272	0.10	0.35	2.44	81
2009	10.30	0.35	(2.16)	(1.81)	(0.36)	—	(0.36)	8.13	(17.85)		105,925	0.10	0.36	3.71	72
2008	11.68	0.44	(1.19)	(0.75)	(0.54)	(0.09)	(0.63)	10.30	(6.73)		129,724	0.10	0.34	3.90	66
Class D
2012@	$9.86	$0.03	$0.20	$0.23	$(0.02)	$—	$(0.02)	$10.07	2.36%		$1,480	1.04%	1.38%	0.54%	46%
2012	9.68	0.09	0.21	0.30	(0.12)	—	(0.12)	9.86	3.16		1,450	1.07	1.38	0.88	61
2011**	9.69	0.01	0.02	0.03	(0.04)	—	(0.04)	9.68	0.26		1,956	1.11	1.55	10.56	110
Class I
2012@	$9 99	$0.06	$0.22	$0.28	$(0.04)	$—	$(0.04)	$10.23	2.79%		$3,265	0.37%	0.63%	1.16%	46%
2012	9.82	0.16	0.21	0.37	(0.20)	—	(0.20)	9.99	3.78		5,067	0.37	0.63	1.61	61
2011	9.52	0.18	0.34	0.52	(0.22)	—	(0.22)	9.82	5.57		5,494	0.36	0.62	1.86	110
2010	8.25	0.20	1.28	1.48	(0.21)	—	(0.21)	9.52	18.05		2,118	0.35	0.60	2.23	81
2009	10.44	0.32	(2.17)	(1.85)	(0.34)	—	(0.34)	8.25	(18.02)		1,378	0.35	0.61	3.43	72
2008	11.83	0.43	(1.22)	(0.79)	(0.51)	(0.09)	(0.60)	10.44	(6.95)		1,484	0.35	0.59	3.83	66
Conservative Strategy Allocation Fund
Class A
2012@	$11.25	$0.15	$0.42	$0.57	$(0.09)	$—	$(0.09)	$11.73	5.06%		$31,512	0.12%	0.37%	2.57%	18%
2012	10.67	0.32	0.59	0.91	(0.33)	—	(0.33)	11.25	8.77		28,317	0.12	0.38	3.02	61
2011	9.34	0.36	1.36	1.72	(0.39)	—	(0.39)	10.67	18.83		24,287	0.11	0.37	3.70	65
2010	6.08	0.32	3.27	3.59	(0.33)	—	(0.33)	9.34	59.74		23,076	0.10	0.36	3.98	95
2009	10.50	0.41	(4.20)	(3.79)	(0.45)	(0.18)	(0.63)	6.08	(36.98)		17,248	0.10	0.35	4.65	135
2008	12.20	0.41	(1.34)	(0.93)	(0.61)	(0.16)	(0.77)	10.50	(7.98)		41,902	0.10	0.34	3.53	37
Moderate Strategy Fund
Class A
2012@	$10.59	$0.08	$0.31	$0.39	$(0.06)	$—	$(0.06)	$10.92	3.67%		$269,873	0.12%	0.38%	1.44%	52%
2012	10.29	0.23	0.36	0.59	(0.29)	—	(0.29)	10.59	5.83		270,940	0.12	0.38	2.23	54
2011	9.79	0.23	0.60	0.83	(0.33)	—	(0.33)	10.29	8.58		286,732	0.11	0.37	2.27	79
2010	7.70	0.26	2.22	2.48	(0.27)	(0.12)	(0.39)	9.79	32.56		305,249	0.10	0.36	2.82	98
2009	11.05	0.37	(3.27)	(2.90)	(0.40)	(0.05)	(0.45)	7.70	(26.71)		248,422	0.10	0.35	3.77	76
2008	12.43	0.44	(1.16)	(0.72)	(0.55)	(0.11)	(0.66)	11.05	(6.15)		477,612	0.10	0.34	3.64	31
Class D
2012@	$10.60	$0.03	$0.31	$0.34	$(0.04)	$—	$(0.04)	$10.90	3.18%		$1,504	0.92%	1.38%	0.62%	52%
2012	10.29	0.13	0.37	0.50	(0.19)	—	(0.19)	10.60	4.90		1,513	1.07	1.38	1.22	54
2011**	10.28	0.02	0.04	0.06	(0.05)	—	(0.05)	10.29	0.60		1,691	1.11	1.66	13.95	79

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Class I
2012@	$10.84	$0.07	$0.31	$0.38	$(0.05)	$—	$(0.05)	$11.17	3.53%		$12,716	0.37%	0.63%	1.19%	52%
2012	10.53	0.21	0.36	0.57	(0.26)	—	(0.26)	10.84	5.54		7,269	0.37	0.63	2.01	54
2011	10.01	0.23	0.59	0.82	(0.30)	—	(0.30)	10.53	8.36		6,239	0.36	0.63	2.30	79
2010	7.87	0.24	2.27	2.51	(0.25)	(0.12)	(0.37)	10.01	32.18		2,075	0.35	0.61	2.62	98
2009	11.28	0.36	(3.34)	(2.98)	(0.38)	(0.05)	(0.43)	7.87	(26.88)		1,283	0.35	0.60	3.66	76
2008	12.67	0.45	(1.21)	(0.76)	(0.52)	(0.11)	(0.63)	11.28	(6.32)		1,411	0.35	0.59	3.69	31
Moderate Strategy Allocation Fund
Class A
2012@	$14.36	$0.12	$0.48	$0.60	$(0.08)	$—	$(0.08)	$14.88	4.20%		$67,679	0.12%	0.38%	1.60%	26%
2012	13.66	0.30	0.70	1.00	(0.30)	—	(0.30)	14.36	7.52		71,572	0.12	0.38	2.22	67
2011	11.98	0.30	1.70	2.00	(0.32)	—	(0.32)	13.66	17.02		64,585	0.11	0.37	2.46	42
2010	8.15	0.26	3.85	4.11	(0.28)	—	(0.28)	11.98	50.78		68,844	0.10	0.36	2.54	57
2009	13.65	0.35	(5.27)	(4.92)	(0.39)	(0.19)	(0.58)	8.15	(36.58)		56,605	0.10	0.35	3.05	86
2008	15.41	0.37	(1.33)	(0.96)	(0.63)	(0.17)	(0.80)	13.65	(6.65)		120,365	0.10	0.34	2.45	16
Aggressive Strategy Fund
Class A
2012@	$10.83	$0.05	$0.16	$0.21	$(0.04)	$—	$(0.04)	$11.00	1.94%		$241,114	0.12%	0.38%	0.85%	56%
2012	10.69	0.18	0.26	0.44	(0.30)	—	(0.30)	10.83	4.37		263,957	0.12	0.37	1.79	54
2011	9.74	0.18	1.17	1.35	(0.40)	—	(0.40)	10.69	14.12		326,069	0.11	0.37	1.80	120
2010	6.50	0.17	3.26	3.43	(0.19)	—	(0.19)	9.74	52.97		282,138	0.10	0.36	1.93	121
2009	12.09	0.27	(5.18)	(4.91)	(0.28)	(0.40)	(0.68)	6.50	(41.12)		224,237	0.10	0.35	2.82	89
2008	13.96	0.34	(1.35)	(1.01)	(0.64)	(0.22)	(0.86)	12.09	(7.83)		410,235	0.10	0.34	2.46	18
Class D
2012@	$10.83	$0.02	$0.15	$0.17	$(0.02)	$—	$(0.02)	$10.98	1.53%		$12,356	0.87%	1.38%	0.43%	56%
2012	10.69	0.08	0.26	0.34	(0.20)	—	(0.20)	10.83	3.35		13,494	1.07	1.37	0.83	54
2011**	10.61	0.02	0.09	0.11	(0.03)	—	(0.03)	10.69	1.00		17,033	1.11	1.45	16.77	120
Class I
2012@	$10.58	$0.03	$0.17	$0.20	$(0.03)	$—	$(0.03)	$10.75	1.91%		$49,169	0.37%	0.63%	0.58%	56%
2012	10.46	0.16	0.23	0.39	(0.27)	—	(0.27)	10.58	4.01		47,553	0.37	0.62	1.61	54
2011	9.54	0.22	1.08	1.30	(0.38)	—	(0.38)	10.46	13.87		54,914	0.36	0.63	2.27	120
2010	6.37	0.15	3.19	3.34	(0.17)	—	(0.17)	9.54	52.61		9,397	0.35	0.61	1.78	121
2009	11.87	0.25	(5.09)	(4.84)	(0.26)	(0.40)	(0.66)	6.37	(41.28)		3,100	0.35	0.60	2.66	89
2008	13.73	0.33	(1.36)	(1.03)	(0.61)	(0.22)	(0.83)	11.87	(8.10)		5,130	0.35	0.59	2.42	18
Tax-Managed Aggressive Strategy Fund
Class A
2012@	$13.14	$0.05	$0.12	$0.17	$(0.04)	$—	$(0.04)	$13.27	1.31%		$40,969	0.12%	0.39%	0.81%	15%
2012	12.90	0.18	0.25 ^	0.43	(0.19)	—	(0.19)	13.14	3.51		45,700	0.12	0.38	1.44	45
2011	11.30	0.17	1.60	1.77	(0.17)	—	(0.17)	12.90	15.86		59,522	0.11	0.37	1.44	49
2010	7.47	0.15	3.84	3.99	(0.16)	—	(0.16)	11.30	53.66		51,330	0.10	0.36	1.53	40
2009	12.85	0.26	(5.38)	(5.12)	(0.24)	(0.02)	(0.26)	7.47	(40.20)		45,280	0.10	0.35	2.57	126
2008	14.29	0.27	(1.06)	(0.79)	(0.42)	(0.23)	(0.65)	12.85	(6.05)		89,007	0.10	0.34	1.85	28
Core Market Strategy Fund
Class A
2012@	$10.39	$0.09	$0.25	$0.34	$(0.06)	$—	$(0.06)	$10.67	3.33%		$84,226	0.12%	0.38%	1.71%	67%
2012	10.19	0.25	0.33	0.58	(0.38)	—	(0.38)	10.39	5.94		82,413	0.12	0.38	2.53	82
2011	9.57	0.26	0.84	1.10	(0.48)	—	(0.48)	10.19	11.79		83,453	0.11	0.37	2.65	98
2010	7.47	0.25	2.13	2.38	(0.28)	—	(0.28)	9.57	32.15		77,116	0.10	0.36	2.81	148
2009	10.73	0.38	(3.01)	(2.63)	(0.40)	(0.23)	(0.63)	7.47	(24.87)		58,877	0.10	0.35	4.11	98
2008	11.72	0.43	(0.70)	(0.27)	(0.55)	(0.17)	(0.72)	10.73	(2.61)		106,247	0.10	0.34	3.72	22
Class I
2012@	$10.81	$0.08	$0.27	$0.35	$(0.06)	$—	$(0.06)	$11.10	3.22%		$339	0.37%	0.63%	1.45%	67%
2012	10.59	0.21	0.36	0.57	(0.35)	—	(0.35)	10.81	5.64		294	0.37	0.63	2.04	82
2011	9.90	0.34	0.83	1.17	(0.48)	—	(0.48)	10.59	12.09		322	0.36	0.68	3.27	98
2010	7.68	0.30	2.20	2.50	(0.28)	—	(0.28)	9.90	32.84	(1)(2)	—	0.10 ††	0.36	3.24	148
2009	11.00	0.41	(3.10)	(2.69)	(0.40)	(0.23)	(0.63)	7.68	(24.80	)(1)	—	0.10 ††	0.35	4.30	98
2008	12.01	0.43	(0.73)	(0.30)	(0.54)	(0.17)	(0.71)	11.00	(2.78	)(1)(2)	—	0.10 ††	0.34	3.60	22

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	27

Financial Highlights

For the six months ended September 30, 2012 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class A
2012@	$11.93	$0.05	$0.10	$0.15	$(0.04)	$—	$(0.04)	$12.04	1.24%	$16,457	0.12%	0.38%	0.80%	22%
2012	11.68	0.17	0.25	0.42	(0.17)	—	(0.17)	11.93	3.77	16,618	0.12	0.38	1.49	52
2011	10.26	0.15	1.43	1.58	(0.16)	—	(0.16)	11.68	15.54	18,188	0.11	0.37	1.44	50
2010	6.78	0.14	3.49	3.63	(0.15)	—	(0.15)	10.26	53.70	17,431	0.10	0.36	1.54	48
2009	12.12	0.24	(5.20)	(4.96)	(0.23)	(0.15)	(0.38)	6.78	(41.37)	14,278	0.10	0.35	2.55	165
2008	13.61	0.25	(0.99)	(0.74)	(0.39)	(0.36)	(0.75)	12.12	(6.01)	21,396	0.10	0.34	1.83	24
Market Growth Strategy Fund
Class A
2012@	$10.60	$0.07	$0.21	$0.28	$(0.05)	$—	$(0.05)	$10.83	2.70%	$346,685	0.12%	0.38%	1.31%	64%
2012	10.47	0.22	0.26	0.48	(0.35)	—	(0.35)	10.60	4.83	391,812	0.12	0.38	2.21	73
2011	9.64	0.21	1.05	1.26	(0.43)	—	(0.43)	10.47	13.42	453,836	0.11	0.37	2.19	118
2010	6.94	0.21	2.72	2.93	(0.23)	—	(0.23)	9.64	42.56	441,929	0.10	0.36	2.38	136
2009	11.30	0.32	(4.04)	(3.72)	(0.34)	(0.30)	(0.64)	6.94	(33.37)	369,810	0.10	0.35	3.46	95
2008	12.71	0.39	(1.03)	(0.64)	(0.59)	(0.18)	(0.77)	11.30	(5.43)	717,739	0.10	0.34	3.11	18
Class D
2012@	$10.61	$0.03	$0.21	$0.24	$(0.03)	$—	$(0.03)	$10.82	2.30%	$6,801	0.87%	1.38%	0.56%	64%
2012	10.47	0.11	0.28	0.39	(0.25)	—	(0.25)	10.61	3.87	7,190	1.07	1.38	1.05	73
2011**	10.42	0.01	0.08	0.09	(0.04)	—	(0.04)	10.47	0.85	11,760	1.11	1.51	12.72	118
Class I
2012@	$10.46	$0.05	$0.22	$0.27	$(0.05)	$—	$(0.05)	$10.68	2.56%	$22,365	0.37%	0.63%	1.03%	64%
2012	10.33	0.20	0.25	0.45	(0.32)	—	(0.32)	10.46	4.64	38,904	0.37	0.63	1.98	73
2011	9.53	0.22	0.99	1.21	(0.41)	—	(0.41)	10.33	13.01	42,680	0.36	0.63	2.28	118
2010	6.87	0.19	2.68	2.87	(0.21)	—	(0.21)	9.53	42.07	10,249	0.35	0.61	2.16	136
2009	11.18	0.31	(4.00)	(3.69)	(0.32)	(0.30)	(0.62)	6.87	(33.45)	5,289	0.35	0.60	3.39	95
2008	12.59	0.38	(1.05)	(0.67)	(0.56)	(0.18)	(0.74)	11.18	(5.70)	7,033	0.35	0.59	3.09	18
Market Growth Strategy Allocation Fund
Class A
2012@	$14.37	$0.06	$0.11	$0.17	$(0.04)	$—	$(0.04)	$14.50	1.22%	$89,631	0.12%	0.38%	0.80%	16%
2012	14.04	0.20	0.34	0.54	(0.21)	—	(0.21)	14.37	3.98	92,034	0.12	0.38	1.51	44
2011	12.33	0.18	1.72	1.90	(0.19)	—	(0.19)	14.04	15.58	95,416	0.11	0.37	1.43	36
2010	8.15	0.17	4.18	4.35	(0.17)	—	(0.17)	12.33	53.65	97,665	0.10	0.36	1.55	41
2009	14.33	0.28	(5.99)	(5.71)	(0.26)	(0.21)	(0.47)	8.15	(40.18)	80,428	0.10	0.35	2.51	110
2008	15.95	0.30	(1.20)	(0.90)	(0.46)	(0.26)	(0.72)	14.33	(6.10)	166,544	0.10	0.34	1.85	21

(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
*	Per share calculations were performed using average shares.
**	Class D commenced operations on March 25, 2011. All ratios have been annualized.
***	The expense ratios do not include expenses of the underlying affiliated investment companies.
@	For the six month period ended September 30, 2012 (Unaudited). All ratios for the period have been annualized.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which was not being charged to the Class due to the immaterial amount.
‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for Classes A, D, and I, respectively.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

Notes to Financial Statements (Unaudited)

September 30, 2012

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement and the valuation processes used by the reporting entity. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of ASU No. 2011-04 did not materially affect the Funds’ financial condition or results of operation.

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended September 30, 2012, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	29

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2012

such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2012, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Defensive Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Conservative Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%		0.35%
Conservative Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Moderate Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Moderate Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Tax-Managed Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Core Market Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Core Market Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Market Growth Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Market Growth Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six months ended September 30, 2012, the Trust borrowed funds from SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Date	Amount Borrowed	Interest Paid	Rate
Market Growth Strategy Fund	09/27/12	$29,528	$—	0.37%

The Trust had no outstanding borrowings or loans under the Program at September 30, 2012

Other —Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	31

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2012

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended September 30, 2012 (Unaudited) and the year ended March 31, 2012,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	4/01/12 - 9/30/12	4/01/11- 3/31/12	4/01/12 - 9/30/12	4/01/11- 3/31/12	4/01/12 - 9/30/12	4/01/11- 3/31/12
Shares Issued and Redeemed:
Class A:
Shares Issued	1,083	1,462	117	341	1,430	4,741
Shares Issued in Lieu of Cash Distributions	12	57	7	29	52	259
Shares Redeemed	(859)	(1,509)	(173)	(344)	(1,825)	(5,542)
Total Class A Transactions	236	10	(49)	26	(343)	(542)
Class D:
Shares Issued	N/A	N/A	N/A	N/A	22	247
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	2
Shares Redeemed	N/A	N/A	N/A	N/A	(22)	(304)
Total Class D Transactions	N/A	N/A	N/A	N/A	—	(55)
Class I:
Shares Issued	673	2	N/A	N/A	96	207
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	2	10
Shares Redeemed	(16)	—	N/A	N/A	(286)	(269)
Total Class I Transactions	657	2	N/A	N/A	(188)	(52)
Increase (Decrease) in Capital Shares	893	12	(49)	26	(531)	(649)

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	4/01/12 - 9/30/12	4/01/11- 3/31/12	4/01/12 - 9/30/12	4/01/11- 3/31/12	4/01/12 - 9/30/12	4/01/11- 3/31/12
Shares Issued and Redeemed:
Class A:
Shares Issued	375	627	2,575	5,206	867	2,171
Shares Issued in Lieu of Cash Distributions	17	64	127	683	25	96
Shares Redeemed	(224)	(451)	(3,565)	(8,176)	(1,326)	(2,011)
Total Class A Transactions	168	240	(863)	(2,287)	(434)	256
Class D:
Shares Issued	N/A	N/A	7	76	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	1	2	N/A	N/A
Shares Redeemed	N/A	N/A	(13)	(99)	N/A	N/A
Total Class D Transactions	N/A	N/A	(5)	(21)	N/A	N/A
Class I:
Shares Issued	N/A	N/A	628	369	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	3	16	N/A	N/A
Shares Redeemed	N/A	N/A	(164)	(307)	N/A	N/A
Total Class I Transactions	N/A	N/A	467	78	N/A	N/A
Increase (Decrease) in Capital Shares	168	240	(401)	(2,230)	(434)	256

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	4/01/12 - 9/30/12	4/01/11- 3/31/12	4/01/12 - 9/30/12	4/01/11- 3/31/12	4/01/12 - 9/30/12	4/01/11- 3/31/12

Shares Issued and Redeemed:
Class A:
Shares Issued	2,912	5,042	150	491	934	1,810
Shares Issued in Lieu of Cash Distributions	78	746	10	60	45	280
Shares Redeemed	(5,444)	(11,897)	(551)	(1,688)	(1,020)	(2,346)
Total Class A Transactions	(2,454)	(6,109)	(391)	(1,137)	(41)	(256)
Class D:
Shares Issued	95	255	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	24	N/A	N/A	N/A	N/A
Shares Redeemed	(217)	(626)	N/A	N/A	N/A	N/A
Total Class D Transactions	(121)	(347)	N/A	N/A	N/A	N/A
Class I:
Shares Issued	1,251	1,060	N/A	N/A	4	9
Shares Issued in Lieu of Cash Distributions	11	133	N/A	N/A	—	1
Shares Redeemed	(1,179)	(1,949)	N/A	N/A	—	(13)
Total Class I Transactions	83	(756)	N/A	N/A	4	(3)
Decrease in Capital Shares	(2,492)	(7,212)	(391)	(1,137)	(37)	(259)

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/12 - 9/30/12	4/01/11- 3/31/12	4/01/12 - 9/30/12	4/01/11- 3/31/12	4/01/12 - 9/30/12	4/01/11- 3/31/12
Shares Issued and Redeemed:
Class A:
Shares Issued	172	328	2,878	6,850	350	1,006
Shares Issued in Lieu of Cash Distributions	4	21	175	1,307	19	99
Shares Redeemed	(202)	(513)	(7,989)	(14,567)	(596)	(1,494)
Total Class A Transactions	(26)	(164)	(4,936)	(6,410)	(227)	(389)
Class D:
Shares Issued	N/A	N/A	27	188	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	2	16	N/A	N/A
Shares Redeemed	N/A	N/A	(78)	(650)	N/A	N/A
Total Class D Transactions	N/A	N/A	(49)	(446)	N/A	N/A
Class I:
Shares Issued	N/A	N/A	426	992	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	15	121	N/A	N/A
Shares Redeemed	N/A	N/A	(2,065)	(1,526)	N/A	N/A
Total Class I Transactions	N/A	N/A	(1,624)	(413)	N/A	N/A
Decrease in Capital Shares	(26)	(164)	(6,609)	(7,269)	(227)	(389)

Amounts designated as “—“are zero or have been rounded to zero.

N/A	— Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended September 30, 2012, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$22,891
Sales	13,680
Defensive Strategy Allocation Fund
Purchases	2,405
Sales	2,899
Conservative Strategy Fund
Purchases	53,699
Sales	54,004

Total
Conservative Strategy Allocation Fund
Purchases	$7,546
Sales	5,450
Moderate Strategy Fund
Purchases	143,147
Sales	146,485
Moderate Strategy Allocation Fund
Purchases	18,231
Sales	24,647
Aggressive Strategy Fund
Purchases	166,907
Sales	190,889
Tax-Managed Aggressive Strategy Fund
Purchases	6,462
Sales	11,385
Core Market Strategy Fund
Purchases	55,256
Sales	55,394

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	33

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2012

Total
Core Market Strategy Allocation Fund
Purchases	$3,528
Sales	3,826
Market Growth Strategy Fund
Purchases	259,429
Sales	327,918
Market Growth Strategy Allocation Fund
Purchases	14,117
Sales	17,049

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of dividends and distributions declared during the years ended March 31, 2012 and March 31, 2011 were as follows ($ Thousands):

	Ordinary Income		Totals
	2012	2011	2012	2011
Defensive Strategy Fund	$573	$716	$573	$716
Defensive Strategy Allocation Fund	340	445	340	445

	Ordinary Income		Totals
	2012	2011	2012	2011
Conservative Strategy Fund	$2,764	$2,746	$2,764	$2,746
Conservative Strategy Allocation Fund	770	917	770	917
Moderate Strategy Fund	7,575	9,270	7,575	9,270
Moderate Strategy Allocation Fund	1,404	1,634	1,404	1,634
Aggressive Strategy Fund	9,288	9,582	9,288	9,582
Tax-Managed Aggressive Strategy Fund	744	768	744	768
Core Market Strategy Fund	2,985	3,440	2,985	3,440
Core Market Strategy Allocation Fund	236	256	236	256
Market Growth Strategy Fund	14,675	17,082	14,675	17,082
Market Growth Strategy Allocation Fund	1,350	1,362	1,350	1,362

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

As of March 31, 2012, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Post- October Losses	Unrealized Appreciation	Total (Accumulated Losses)
Defensive Strategy Fund	$3	$—	$(5,420)	$—	$1,076	$(4,341)
Defensive Strategy Allocation Fund	2	—	(2,487)	—	662	(1,823)
Conservative Strategy Fund	12	—	(24,131)	(250)	3,374	(20,995)
Conservative Strategy Allocation Fund	5	—	(8,508)	—	7,223	(1,280)
Moderate Strategy Fund	34	—	(76,612)	—	8,395	(68,183)
Moderate Strategy Allocation Fund	6	—	(12,861)	(712)	8,183	(5,384)
Aggressive Strategy Fund	12	—	(185,440)	(226)	44,532	(141,122)
Tax-Managed Aggressive Strategy Fund	2	—	(22,452)	(10)	15,646	(6,814)
Core Market Strategy Fund	12	—	(14,701)	—	6,092	(8,597)
Core Market Strategy Allocation Fund	1	—	(5,528)	(8)	5,272	(263)
Market Growth Strategy Fund	43	—	(198,324)	(928)	44,503	(154,706)
Market Growth Strategy Allocation Fund	3	—	(40,343)	—	26,026	(14,314)

Post-October losses represent losses realized on investments or foreign currency transactions from November 1, 2011 through March 31, 2012 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

The Funds had capital loss carryforwards at March 31, 2012 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	3,836

		$5,420

Defensive Strategy Allocation Fund	2019	$608
	2018	1,879

		$2,487

Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	15,527

		$24,131

Conservative Strategy Allocation Fund	2018	$7,410
	2017	332

		$7,742

Moderate Strategy Fund	2019	$8,241
	2018	61,042
	2017	7,329

		$76,612

Moderate Strategy Allocation Fund	2019	$3,846
	2018	8,581
	2017	434

		$12,861

Aggressive Strategy Fund	2018	$130,854
	2017	54,586

		$185,440

Tax-Managed Aggressive Strategy Fund	2018	$22,452

Core Market Strategy Fund	2018	$14,701

Core Market Strategy Allocation Fund	2018	$5,528

Market Growth Strategy Fund	2019	$1,511
	2018	160,163
	2017	36,650

		$198,324

Market Growth Strategy Allocation Fund	2019	$1,087
	2018	39,256

		$40,343

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by Conservative

Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the fiscal year ended March 31, 2012, the following Funds utilized capital loss carryforwards to offset capital gains ($ Thousands):

Utilized Capital Loss Carry Forwards
Defensive Strategy Fund	$125
Defensive Strategy Allocation Fund	166
Conservative Strategy Fund	681
Moderate Strategy Fund	995
Moderate Strategy Allocation Fund	1,236
Aggressive Strategy Fund	15,069
Tax-Managed Aggressive Strategy Fund	1,476
Core Market Strategy Fund	1,850
Core Market Strategy Allocation Fund	481
Market Growth Strategy Fund	14,999
Market Growth Strategy Allocation Fund	2,234

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term	Long-Term	Total Capital Loss Carryforwards*
Conservative Strategy Allocation Fund	$—	$766	$766

*	This table should be used in conjunction with the capital loss carryforwards table.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2012, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Defensive Strategy Fund	$41,153	$1,366	$(15)	$1,351
Defensive Strategy Allocation Fund	9,173	1,531	(373)	1,158
Conservative Strategy Fund	114,973	6,764	(34)	6,730
Conservative Strategy Allocation Fund	22,681	8,879	(4)	8,875
Moderate Strategy Fund	268,939	17,084	(1,808)	15,276
Moderate Strategy Allocation Fund	54,304	13,008	(307)	12,701

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	35

Notes to Financial Statements (Unaudited) (Concluded)

September 30, 2012

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Aggressive Strategy Fund	$267,070	$40,329	$(2,943)	$37,386
Tax-Managed Aggressive Strategy Fund	26,085	14,937	(1)	14,936
Core Market Strategy Fund	76,948	7,615	(9)	7,606
Core Market Strategy Allocation Fund	11,044	5,441	(1)	5,440
Market Growth Strategy Fund	338,245	39,527	(1,651)	37,876
Market Growth Strategy Allocation Fund	62,790	27,741	(799)	26,942

The difference between tax cost and book cost is primarily attributable to wash sales.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

SEI ASSET ALLOCATION TRUST — September 30, 2012

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,019.20	0.12%	$0.61
Class I	1,000.00	1,017.80	0.37	1.87
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class I	1,000.00	1,023.21	0.37	1.88
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,052.20	0.12%	$0.62
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,028.10	0.12%	$0.61
Class D	1,000.00	1,023.60	1.04	5.28
Class I	1,000.00	1,027.90	0.37	1.88
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.85	1.04	5.27
Class I	1,000.00	1,023.21	0.37	1.88

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,050.60	0.12%	$0.62
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,036.70	0.12%	$0.61
Class D	1,000.00	1,031.80	0.92	4.69
Class I	1,000.00	1,035.30	0.37	1.89
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,020.46	0.92	4.66
Class I	1,000.00	1,023.21	0.37	1.88
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,042.00	0.12%	$0.61
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012	37

Disclosure of Fund Expenses (Unaudited) (Concluded)

SEI ASSET ALLOCATION TRUST — September 30, 2012

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratios	Expenses Paid During Period*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,019.40	0.12%	$0.61
Class D	1,000.00	1,015.30	0.87	4.40
Class I	1,000.00	1,019.10	0.37	1.87
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,020.71	0.87	4.41
Class I	1,000.00	1,023.21	0.37	1.88
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,013.10	0.12%	$0.61
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,033.30	0.12%	$0.61
Class I	1,000.00	1,032.20	0.37	1.88
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class I	1,000.00	1,023.21	0.37	1.88
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,012.40	0.12%	$0.61
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,027.00	0.12%	$0.61
Class D	1,000.00	1,023.00	0.87	4.41
Class I	1,000.00	1,025.60	0.37	1.88
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,020.71	0.87	4.41
Class I	1,000.00	1,023.21	0.37	1.88
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,012.20	0.12%	$0.61
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2012

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-118 (9/12)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: December 7, 2012

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: December 7, 2012